Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,009,788		$ 3,783,713
Accumulated depreciation	(1,071,085)		(865,393)
Total property and equipment	2,938,703	$ 2,918,320	2,918,320
Internally-developed software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	799,400		691,745
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	126,007		126,007
Equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,084,381		$ 2,965,961